California Tax-Free Income Fund
CALIFORNIA TAX-FREE INCOME FUND Ticker Symbol: CFNTX
Investment Objective
The Fund's investment objective is to seek high current tax-free income for California residents.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	California Tax-Free Income Fund California Tax-Free Income Fund Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	California Tax-Free Income Fund California Tax-Free Income Fund Shares
Management fees	0.50%
Distribution (12b-1) fees	none
Other expenses	0.19%
Total Annual Fund Operating Expense	0.69%

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
California Tax-Free Income Fund | California Tax-Free Income Fund Shares | USD ($)	70	221	384	859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in municipal bonds issued by the State of California and various municipalities located within California. Generally, these bonds are rated in one of the four highest ratings (investment grade) by an independent rating organization such as Standard & Poor's, Moody's or Fitch. In some cases, securities are not rated by independent agencies. The Fund will generally purchase an unrated security only if Shelton Capital Management, the investment advisor to the Fund, believes the security is of similar quality to an investment-grade issue. Shelton Capital Management will seek to invest in municipal bonds that meet environmental, social and governance screens so that the Fund may be considered a green municipal bond fund. In evaluating environmental, social and governance considerations, Shelton Capital Management uses criteria including, but not limited to, use of bond proceeds, expected environmental impact, the source of revenues for repayment, and the reputation of the issuer. Generally, the interest on municipal bonds is not subject to federal and California personal income taxes. Under normal market conditions, it is the Fund's fundamental policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in California municipal bonds, although generally the percentage is much higher. The Fund's duration typically ranges from four to twelve years. Although the Fund is not prevented from holding bonds whose interest is subject to the federal alternative minimum tax ("AMT"), Shelton Capital Management seeks to invest primarily in non-AMT bonds. Shelton Capital Management may sell portfolio securities for a variety of reasons, including when it believes such securities are no longer consistent with the Fund's investment objective, other securities appear to offer more compelling opportunities, or to meet redemption requests. Changes in the rating of a security will not necessarily result in the sale of that security.

Principal Risks of Investing

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate. The Fund is non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund's performance may be hurt disproportionately by poor performance of a relatively few number of securities or by factors that impact a relatively small number of issuers. The Fund's performance could be hurt by:

Bankruptcy Risk. The risk that an issuer seeks protection under bankruptcy laws. In such a circumstance, the principal value of the bond would be expected to decline.

Call Risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds in securities with lower interest rates or more credit risk.

Credit Risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer's or guarantor's financial condition may affect a security's value.

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified under circumstances that cause increased supply in the market due to unusually high selling activity.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of an issuer or security may be incorrect or the market may continue to undervalue an issuer or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Municipal Bond Risk. Like other bonds, U.S. municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors' rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.

State-Specific Risk. Since the Fund only invests in securities issued by entities in the state of California, it is exposed to economic and political developments in California that negatively impact those issuers.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-(800) 955-9988.

Best Quarter: 6.97% (Q3, 2009) Worst Quarter: -4.24% (Q4, 2010) Year to date performance as of 9/30/17: 3.58% Date of inception: 12/4/85
Average Annual Return (for the period ended 12/31/16)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - California Tax-Free Income Fund	1 Year	5 Years	10 Years
California Tax-Free Income Fund Shares	(0.53%)	2.68%	3.34%
California Tax-Free Income Fund Shares | After Taxes on Distributions	(1.58%)	1.55%	2.03%
California Tax-Free Income Fund Shares | After Taxes on Distributions and Sales	(0.21%)	1.62%	2.09%
Barclays Municipal Bond Index	0.66%	3.36%	4.29%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
S&P 500 Index Fund
S&P 500 INDEX FUND Ticker Symbols: SPFIX and SPXKX
Investment Objective
The Fund's investment objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - S&P 500 Index Fund - USD ($)	Direct Shares	K Shares
Sales and redemption charges	none	none
Annual Account Fee	$ 10	$ 10

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - S&P 500 Index Fund	Direct Shares	K Shares
Management fees	0.25%	0.25%
Distribution (12b-1) fees	none	0.25%
Other expenses	0.23%	0.48%
Total Annual Fund Operating Expense	0.48%	0.98%

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - S&P 500 Index Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Direct Shares	49	154	269	604
K Shares	100	312	542	1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor's, which maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the index so that the weighting of each stock in the portfolio approximates the index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the S&P 500 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The S&P 500 Index is a well-known stock market index that includes common stocks of companies representing approximately 90.17% of the total market Index as measured by the S&P Composite 1500. As of December 20, 2017, companies included in the Index range from $3.2 billion to $896 billion in market capitalization. The median market capitalization of the stocks in the S&P 500 Index is approximately $22 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund invests in large companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where investment alternatives such as MidCap stocks, SmallCap stocks, bonds and money market instruments outperform LargeCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternatives. The S&P 500 Index is a capitalization-weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund.

Principal Risks of Investing

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the large-cap sector. In an attempt to accurately track the performance of the S&P 500 Index, the Fund does not intend to take steps to reduce its market exposure.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 15.73% (Q2, 2009) Worst Quarter: -21.58% (Q4, 2008) Year to date performance as of 9/30/17: 13.80% Date of inception: 4/20/92
Average Annual Return (for the period ended 12/31/16)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - S&P 500 Index Fund	1 Year	5 Years	10 Years
Direct Shares	11.92%	14.32%	6.83%
Direct Shares | After Taxes on Distributions	10.79%	13.29%	5.96%
Direct Shares | After Taxes on Distributions and Sales	7.35%	11.49%	5.24%
S&P 500 Composite Stock Price Index	11.93%	14.64%	6.94%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
S&P MidCap Index Fund
S&P MIDCAP INDEX FUND Ticker Symbols: SPMIX and MIDKX
Investment Objective
The Fund's investment objective is to attempt to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - S&P MidCap Index Fund - USD ($)	Direct Shares	K Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - S&P MidCap Index Fund	Direct Shares	K Shares
Management fees	0.40%	0.40%
Distribution (12b-1) fees	none	0.25%
Other expenses	0.24%	0.49%
Total Annual Fund Operating Expense	0.64%	1.14%

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - S&P MidCap Index Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Direct Shares	65	205	357	798
K Shares	116	362	628	1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The S&P MidCap 400 Index includes the common stocks of 400 medium-sized U.S. companies from a broad range of industries. Standard & Poor's, which maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P MidCap 400 Index so that the weighting of each stock in the portfolio approximates the index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the S&P MidCap 400 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The S&P MidCap 400 Index is a recognized stock market index that includes common stocks of companies, representing approximately 6.72% of the total market index as measured by the S&P Composite 1500. As of December 20, 2017, companies included in the S&P MidCap 400 Index range from $998.78 million to $12.7 billion in market capitalization. The median market capitalization of the stocks in the S&P MidCap 400 Index is approximately $4.12 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund invests in mid-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where investment alternatives such as LargeCap stocks, SmallCap stocks, bonds and money market instruments outperform MidCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternatives. The S&P MidCap 400 Index is a capitalization-weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the midcap sector. In an attempt to accurately track the performance of the MidCap 400 Index, the Fund does not intend to take steps to reduce its market exposure.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 19.39% (Q3, 2009) Worst Quarter: -25.56% (Q4, 2008) Year to date performance as of 9/30/17: 8.87% Date of inception: 4/20/92
Average Annual Return (for the period ended 2/31/16)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - S&P MidCap Index Fund	1 Year	5 Years	10 Years
Direct Shares	21.08%	15.03%	8.77%
Direct Shares | After Taxes on Distributions	17.13%	12.54%	7.06%
Direct Shares | After Taxes on Distributions and Sales	15.72%	12.11%	6.95%
S&P MidCap 400 Index	20.70%	15.30%	9.14%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
S&P SmallCap Index Fund
S&P SMALLCAP INDEX FUND Ticker Symbols: SMCIX and SMLKX
Investment Objective
The Fund's investment objective is to attempt to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - S&P SmallCap Index Fund - USD ($)	Direct Shares	K Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - S&P SmallCap Index Fund	Direct Shares	K Shares
Management fees	0.50%	0.50%
Distribution (12b-1) fees	none	0.25%
Other expenses	0.30%	0.55%
Total Annual Fund Operating Expense	0.80%	1.30%

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - S&P SmallCap Index Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Direct Shares	82	255	444	990
K Shares	132	412	713	1,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The S&P SmallCap 600 Index includes common stocks of 600 small U.S. companies from a broad range of industries. Standard & Poor's, which maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P SmallCap 600 Index so that the weighting of each stock in the portfolio approximates the index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the S&P SmallCap 600 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks. The S&P SmallCap 600 Index is a well-known stock market index that includes common stocks of companies representing approximately 3.11% of the total market index as measured by the S&P Composite 1500. As of December 20, 2017, companies included in the S&P SmallCap 600 Index range from $98.3 million to $24.8 billion in market capitalization. The median market capitalization of the stocks in the S&P SmallCap 600 Index is approximately $1.2 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund invests in relatively smaller companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where investment alternatives such as LargeCap stocks, SmallCap stocks, bonds and money market instruments outperform SmallCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternatives. The S&P SmallCap 600 Index is a capitalization-weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund.

Principal Risks of Investing

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the small-cap sector. In an attempt to accurately track the performance of the SmallCap 600 Index, the Fund does not intend to take steps to reduce its market exposure.

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 19.63% (Q2, 2009) Worst Quarter: -25.47% (Q4, 2008) Year to date performance as of 9/30/17: 8.66% Date of inception: 10/2/96
Average Annual Return (for the period ended 12/31/16)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - S&P SmallCap Index Fund	1 Year	5 Years	10 Years
Direct Shares	25.03%	16.41%	8.70%
Direct Shares | After Taxes on Distributions	26.70%	15.40%	7.48%
Direct Shares | After Taxes on Distributions and Sales	18.98%	13.97%	7.09%
S&P SmallCap 600 Index	26.42%	16.57%	9.01%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Shelton Core Value Fund
SHELTON CORE VALUE FUND Ticker Symbols: EQTIX and EQTKX
Investment Objective
The Fund's investment objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - Shelton Core Value Fund - USD ($)	Direct Shares	K Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Shelton Core Value Fund	Direct Shares	K Shares
Management fees	0.50%	0.50%
Distribution (12b-1) fees	none	0.25%
Other expenses	0.25%	0.50%
Total Annual Fund Operating Expense	0.75%	1.25%

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Shelton Core Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Direct Shares	77	240	417	930
K Shares	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in U.S. equity securities that generate a relatively high level of dividend income (relative to other equities in the same industry) and have the potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund's policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. Shelton Capital Management, the investment advisor to the Fund, seeks to purchase equity securities for the Fund's portfolio consistent with the Fund's investment objective, such as when Shelton Capital Management believes such securities have income producing potential, a potential for capital appreciation or value potential. The Fund may sell covered call options in an effort generate additional cash flow income, thereby enhancing the distribution rates to shareholders. When the market price of a stock equals or exceeds the strike price of a covered call option written against it, Shelton Capital Management may allow all or a portion of the stock to be sold or "called away" by the option buyer. Shelton Capital Management may sell portfolio securities for a variety of reasons, including when it believes such securities are no longer consistent with the Fund's investment objective, other securities appear to offer more compelling opportunities, or to meet redemption requests. Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in cash, U.S. Treasury bills or money market instruments to meet redemption requests and other liquidity needs. The Fund may invest in stock futures contracts to keep the net assets of the Fund fully invested in the equity markets in circumstances when the Fund is holding treasury bills, money market instruments, similar investments or cash in the portfolio. Utilizing futures allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Principal Risks of Investing

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund's use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Option Call and Put Risk. The Fund's option strategy may limit the upside performance of any position for which a call is sold and may increase costs when puts are purchased. When selling a call, the Fund is effectively selling upside stock performance in exchange for immediate cash flow. In markets where a stock position goes up dramatically, this could cause the Fund to under-perform its benchmark and the equity markets in general. When buying a put, the Fund is spending a premium to protect the downward movement of the value of a position in the Fund's portfolio. In the event the value of the position went up during the life of the put option, the option would expire without value and the Fund will have lost the premium paid.

Sector Risks. The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as the potential for capital appreciation. At times, the Fund may hold a concentrated position in the banking and financial sector. Therefore, the Funds' performance may be significantly impacted by the performance of this sector.

Stock Futures Risk. The Fund's primary risks are associated with changes in the stock market. However, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund's performance will be impacted.

Value Securities Risks. Value stocks are typically purchased at prices that appear to be low relative to other similar securities. Often these companies might be "out of favor" with the market as a whole because of business weakness or failures. Value stocks may fall out of favor with investors and underperform other asset types during any given period. A company may never achieve a normalization of the stock price that the Adviser anticipates.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter:18.63% (Q2, 2009) Worst Quarter: -20.02% (Q4, 2008) Year to date performance as of 9/30/17: 7.23% Date of inception: 9/4/96
Average Annual Return (for the period ended 12/31/16)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Shelton Core Value Fund	1 Year	5 Years	10 Years
Direct Shares	11.23%	13.01%	7.00%
Direct Shares | After Taxes on Distributions	7.36%	11.56%	5.94%
Direct Shares | After Taxes on Distributions and Sales	9.08%	10.34%	5.40%
S&P/Citigroup Value Index	17.36%	14.69%	5.51%
S&P 500 Composite Stock Price Index	11.93%	14.64%	6.94%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Nasdaq-100 Index Fund
NASDAQ-100 INDEX FUND Ticker Symbols: NASDX and NDXKX
Investment Objective
The Fund's investment objective is to attempt to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - Nasdaq-100 Index Fund - USD ($)	Direct Shares	K Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nasdaq-100 Index Fund		Direct Shares	K Shares
Management fees		0.50%	0.50%
Distribution (12b-1) fees		none	0.25%
Other expenses		0.23%	0.48%
Total Annual Fund Operating Expense		0.73%	1.23%
Fee Waiver and/or Expense Reimbursement	[1]	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.49%	0.99%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.49% and 0.99% until January 2, 2019. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Nasdaq-100 Index Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Direct Shares	50	209	382	884
K Shares	101	367	653	1,467

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. Nasdaq, which maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks comprising the index so that the weighting of each stock in the portfolio approximates the index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the Nasdaq 100 Index® (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the index. The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund's investment objective and policies. Companies included in The Nasdaq-100 Index range from $3.7 billion to $896.1 billion in market capitalization as of December 20, 2017. The majority of portfolio transactions in the Fund (other than those made in response to shareholder activity) will be made to adjust the Fund's portfolio to track the Index or to reflect occasional changes in the Index's composition. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Concentration Risk. The Nasdaq-100 Index is subject to concentration risk. First, it is a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, the poor performance of the largest companies within the index could result in the negative performance of the index and the Fund. Additionally, the significant concentration of technology stocks makes the Fund's performance particularly sensitive to this specific sector. Negative performance in the technology sector will result in negative Fund performance.

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund's use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Economic and Political Risks. These effects may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund primarily invests in U.S. stocks and is designed to track the overall performance of the Nasdaq-100 Index®. In an attempt to accurately represent the Index, the Fund will typically not take steps to reduce its market exposure.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 21.04% (Q1, 2012) Worst Quarter: -23.81% (Q4, 2008) Year to date performance as of 9/30/17: 23.15% Date of inception:1/18/00
Average Annual Return (for the period ended 12/31/16)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Nasdaq-100 Index Fund	1 Year	5 Years	10 Years
Direct Shares	6.44%	17.52%	11.63%
Direct Shares | After Taxes on Distributions	6.11%	17.16%	11.30%
Direct Shares | After Taxes on Distributions and Sales	3.88%	14.57%	9.80%
Nasdaq-100 Index	7.26%	17.89%	11.82%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
European Growth & Income Fund
EUROPEAN GROWTH & INCOME FUND Ticker Symbols: EUGIX and EUGKX
Investment Objective
The Fund's investment objective is to provide long-term capital appreciation and income by investing in large-sized European companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - European Growth & Income Fund - USD ($)	Direct Shares	K Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - European Growth & Income Fund		Direct Shares	K Shares
Management fees		0.85%	0.85%
Distribution (12b-1) fees		none	0.25%
Other expenses		0.56%	0.80%
Total Annual Fund Operating Expense		1.41%	1.90%
Fee Waiver and/or Expense Reimbursement	[1]	(0.41%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%	1.50%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.00% and 1.50% until January 2, 2019. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - European Growth & Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Direct Shares	102	406	732	1,655
K Shares	153	558	989	2,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to invest primarily in large-sized companies located in Europe, and most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars).

Shelton Capital Management, the investment advisor to the Fund, implements its investment strategy by first using a proprietary "life-cycle" screen to narrow the Fund's investable universe. The investment team then uses a fundamental, "bottom-up" research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country. The "life-cycle" screen classifies companies according to one of the following five categories:

• Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.

• Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.

• Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.

• Maturity: Companies characterized as earning a small positive spread above the cost of capital.

• Distress: Companies characterized as having returns driven down below the cost of capital.

The investment team actively invests across all five categories of the "life-cycle," building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio's risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. Shelton Capital Management will sell or reallocate a Fund's securities if the investment team believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process. The Fund may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. The percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund's use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in European stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Non-U.S. currency risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Shelton Capital Management may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

Non-U.S. investment risk. Securities of non-U.S. issuers (including ADRs and other securities that represent interests in a non-U.S. issuer's securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Non-U.S. stock markets may decline due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed transaction settlement or security certificate loss.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 23.71% (Q2, 2009) Worst Quarter: -23.16% (Q3, 2011) Year to date performance as of 9/30/17: 21.66% Date of inception: 1/18/00
Average Annual Return (for the period ended 12/31/16)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - European Growth & Income Fund	1 Year	5 Years	10 Years
Direct Shares	1.23%	4.84%	(0.18%)
Direct Shares | After Taxes on Distributions	0.10%	3.79%	(1.08%)
Direct Shares | After Taxes on Distributions and Sales	0.72%	3.42%	(0.54%)
Dow Jones European Stoxx 50 Index	(2.28%)	4.12%	(0.88%)

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
U.S. Government Securities Fund
U.S. GOVERNMENT SECURITIES FUND Ticker Symbols: CAUSX and CAUKX
Investment Objective
The Fund's investment objective is to seek liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - U.S. Government Securities Fund - USD ($)	Direct Shares	K Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - U.S. Government Securities Fund		Direct Shares	K Shares
Management fees		0.50%	0.50%
Distribution (12b-1) fees		none	0.25%
Other expenses		0.31%	0.56%
Total Annual Fund Operating Expense		0.81%	1.31%
Fee Waiver and/or Expense Reimbursement	[1]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.74%	1.24%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.74% and 1.24% until January 2, 2019. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - U.S. Government Securities Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Direct Shares	76	252	443	995
K Shares	126	408	711	1,573

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities. The government securities in which the Fund invests primarily include U.S. Treasury Securities and Government National Mortgage Association (GNMA) Certificates. Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies and instrumentalities. The Fund invests in intermediate and long-term fixed income securities. While the Fund is not limited to any duration, Shelton Capital Management, the investment advisor to the Fund, generally seeks to target the Fund's dollar-weighted average portfolio duration in a range between three to twelve years. Generally, Shelton Capital Management seeks a balance between risk and return, for example in allocating investments between U.S. Treasury bonds and GNMA pass-through securities in an attempt to maximize the overall performance of the Fund. Shelton Capital Management generally will consider selling securities from the Fund's portfolio when it believes that such securities are no longer consistent with the Fund's investment objective, when altering the duration of the fund or the balance or investments among treasuries and GNMAs, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund's investment objective.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Call Risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds in securities with lower interest rates or more credit risk.

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund over long periods of time.

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of an issuer or security may be incorrect or the market may continue to undervalue an issuer or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Prepayment Risk. Similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 5.45% (Q2, 2010) Worst Quarter: -5.07% (Q2, 2009) Year to date performance as of 9/30/17: 1.26% Date of inception:12/4/85
Average Annual Return (for the period ended 12/31/16)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - U.S. Government Securities Fund	1 Year	5 Years	10 Years
Direct Shares	0.21%	0.31%	2.36%
Direct Shares | After Taxes on Distributions	(0.45%)	(0.32%)	1.50%
Direct Shares | After Taxes on Distributions and Sales	0.14%	(0.05%)	1.51%
Barclays GNMA Index	1.88%	1.86%	4.36%
Barclays Treasury Index	1.32%	1.25%	4.00%

It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Short-Term U.S Government Bond Fund
SHORT-TERM U.S. GOVERNMENT BOND FUND Ticker Symbols: STUSX and STUKX
Investment Objective
The Fund's investment objective is to seek liquidity, safety from credit risk, preservation of investors principal and as high a level of income as is consistent with these objectives.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - Short-Term U.S Government Bond Fund - USD ($)	Direct Shares	K Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Short-Term U.S Government Bond Fund		Direct Shares	K Shares
Management fees		0.50%	0.50%
Distribution (12b-1) fees		none	0.25%
Other expenses		0.47%	0.72%
Total Annual Fund Operating Expense		0.97%	1.47%
Fee Waiver and/or Expense Reimbursement	[1]	(0.38%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.59%	1.09%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.59% and 1.09% until January 2, 2019. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Short-Term U.S Government Bond Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Direct Shares	60	271	499	1,155
K Shares	111	428	767	1,725

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Fund typically invests in short and intermediate-term fixed income securities whose principal and interest are backed by the full faith and credit of the U.S. Federal Government and its agencies or instrumentalities. Shelton Capital Management, the investment advisor to the Fund, will invest at least 80% of the Fund's assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies or instrumentalities. In addition, Shelton may invest in higher yielding securities which are not backed by the full faith and credit of the U.S. Federal Government. The Fund intends to maintain an average duration between 0 and 3 years in an effort to reduce share price volatility. Shelton Capital Management generally will consider selling fixed income securities from the Fund's portfolio when it believes that such securities are no longer consistent with the Fund's investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that Shelton Capital Management deems appropriate consistent with the Fund's investment objectives.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Call Risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds in securities with lower interest rates or more credit risk.

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund. Income risk is generally moderate for short and intermediate-term bonds.

Interest rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of an issuer or security may be incorrect or the market may continue to undervalue an issuer or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Prepayment Risk. Similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off, and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 2.80% (Q1, 2008) Worst Quarter: -0.96% (Q2, 2008) Year to date performance as of 9/30/17: 0.29% Date of inception: 1/18/00
Average Annual Return (for the period ended 12/31/16)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Short-Term U.S Government Bond Fund	1 Year	5 Years	10 Years
Direct Shares	0.27%	(0.11%)	1.41%
Direct Shares | After Taxes on Distributions	0.17%	(0.17%)	1.03%
Direct Shares | After Taxes on Distributions and Sales	0.17%	(0.11%)	0.98%
Barclays 1-3 yr. Treasury Index	0.88%	0.57%	2.13%

It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
The United States Treasury Trust
THE UNITED STATES TREASURY TRUST Ticker Symbols: UTSXX and UTKXX
Investment Objective
The Fund's investment objective is to seek high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - The United States Treasury Trust - USD ($)	Direct Shares	K Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - The United States Treasury Trust		Direct Shares	K Shares
Management fees		0.50%	0.50%
Distribution (12b-1) fees		none	0.25%
Other expenses		0.22%	0.47%
Total Annual Fund Operating Expense		0.72%	1.22%
Fee Waiver and/or Expense Reimbursement	[1]	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.53%	1.03%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.53% and 1.03% until January 2, 2019. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $24 annual account fee is charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - The United States Treasury Trust - USD ($)	One Year	Three Years	Five Years	Ten Years
Direct Shares	54	211	382	877
K Shares	105	368	652	1,461

Principal Investment Strategies

The Fund primarily invests its assets in cash, repurchase agreements and government securities with interest guaranteed by the full faith and credit of the United States government. The Fund buys securities that have a maturity of less than 397 days, so that the Fund's weighted average maturity does not exceed the Rule 2a-7 requirements, currently 60 days. It is the Fund's policy to invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements collateralized by cash or government securities and in compliance with industry-standard regulatory requirements for money market funds for quality, maturity, and diversification. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. The Fund's performance could be hurt by:

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund.

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of an issuer or security may be incorrect or the market may continue to undervalue an issuer or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

The securities that the Fund holds are backed by the full faith and credit of the United States federal government and are those that Shelton believes do not represent credit risk to the Fund. It is important to note that the U.S. government backs the securities held by the Fund, but not the Fund itself. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the $1.00 per share price, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 1.11% (Q2, 2007) Worst Quarter: 0.00% (Q4, 2016) Year to date performance as of 9/30/17: 0.09% Date of inception: 4/26/89
Average Annual Return (for the period ended 12/31/16)- UTSXX

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns	1 Year	5 Years	10 Years
The United States Treasury Trust | Direct Shares	none	none	0.53%

Seven-day yield as of 12/31/16 0.00% To obtain a current 7-day yield for the Fund call toll-free (800) 955-9988.
Shelton Green Alpha Fund
SHELTON GREEN ALPHA FUND Ticker Symbol: NEXTX
Investment Objective
The Fund's investment objective is to achieve long-term capital appreciation by investing in stocks in the green economy.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	Shelton Green Alpha Fund Shelton Green Alpha Fund Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Shelton Green Alpha Fund Shelton Green Alpha Fund Shares
Management fees	1.00%
Distribution (12b-1) fees	none
Other expenses	0.30%
Total Annual Fund Operating Expense	1.30%

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Shelton Green Alpha Fund | Shelton Green Alpha Fund Shares | USD ($)	132	412	713	1,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of companies that Green Alpha Advisors, the investment sub-adviser to the Fund, believes are leaders in managing environmental risks and opportunities, have above average growth potential and are reasonably valued. Under normal market conditions, at least 80% of the Fund's total assets (which includes the amount of any borrowings for investment purposes) will be invested in U.S. common stocks and American Depository Receipts ("ADRs"). The Fund may invest in companies of all sizes and seeks diversification by economic sector and geography. The Fund generally intends to purchase securities for long-term investments rather than short-term gains. However, a security may be held for a shorter than expected period of time if, for example, Green Alpha Advisors needs to raise cash in the Fund or feels that it is appropriate to do so.

Green Alpha Advisors identifies a universe of green economy companies based on proprietary set of qualitative criteria. A "green economy" company is one which Green Alpha Advisors believes works to improve human well-being and increase economic efficiencies, while significantly reducing environmental risks and ecological scarcities. Green economy companies provide products and services that help economies to adapt to, solve or mitigate the effects of key environmental and economic systemic risks, namely resource scarcity and climate change. Green Alpha Advisors maintains a proprietary list of at least 400 companies from multiple industries and economic sectors meeting Green Alpha Advisors' qualitative criteria. This list is created after a review of a company's business plan, activities and operating policies, as well as other qualitative criteria, including but not limited to, strength of management team, corporate governance practices, brand and product reputation, competitive positioning, industry growth probabilities, market size analysis, assessment of barriers to entry, assessment of aggregate sustainability risks and defensible patents and intellectual property. Stocks to be purchased by the fund are selected from this green economy universe by the Sub-Advisor using quantitative and qualitative analyses. Green Alpha Advisors employs both qualitative and quantitative fundamental analysis designed to evaluate each company's financial condition and relative industry position, as well as qualitative criteria derived from macro-economics. Quantitative analysis refers to a mathematical review of the companies' operating performance and characteristics related to its investment attractiveness, while qualitative analysis refers to Green Alpha Advisors' judgment when evaluating the green economy and sustainability characteristics as related to the future prospects of a company.

Green Alpha Advisors seeks to purchase equity securities for the Fund's portfolio consistent with the Fund's investment objectives. Green Alpha Advisors generally will consider selling equity securities from the Fund's portfolio when it believes such securities are no longer consistent with the Fund's investment objectives or desired valuation metrics, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances Green Alpha Advisors deems consistent with the Fund's investment objectives.

Although the Fund will attempt to invest as much of its assets as is practical in common stocks, the Fund may maintain a reasonable (up to 20%) position in in U.S. Treasury Bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts when holding cash or cash equivalents to keep the Fund more fully exposed to the equity markets. Utilizing futures allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for short-term liquidity needs and other purposes.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Concentration Risk. The significant concentration of green economy companies makes the Fund's performance particularly sensitive to this specific sector. Negative performance in the green economy sector will result in negative Fund performance.

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund's use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Environmental Investing Risk. The Fund's environmental criteria limits the available investments compared to similar funds that do not have the same criteria limits. Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Liquidity Risk. The Fund may invest in securities in the green economy that cannot be traded quickly enough in the market to prevent a loss or make the required profit.

Manager Risk. Green Alpha Advisors' opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in European stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Non-U.S. currency risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Shelton Capital Management may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

Non-U.S. investment risk. Securities of non-U.S. issuers (including ADRs and other securities that represent interests in a non-U.S. issuer's securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Non-U.S. stock markets may decline due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed transaction settlement or security certificate loss.

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Best Quarter: 15.47%(Q2, 2013) Worst Quarter: -14.91%(Q3, 2015) Year to date performance as of 9/30/17: 26.01% *Not annualized
Average Annual Return (for the period ended 12/31/16)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Shelton Green Alpha Fund	1 Year
Shelton Green Alpha Fund Shares	(4.27%)
Shelton Green Alpha Fund Shares | After Taxes on Distributions	(4.27%)
Shelton Green Alpha Fund Shares | After Taxes on Distributions and Sales	(2.58%)
S&P 500 Composite Stock Price Index	11.93%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.